FINANCIAL INSTRUMENTS ISSUED AND ASSUMED IN TRANSACTIONS	12 Months Ended
Dec. 31, 2024
Investments, All Other Investments [Abstract]
FINANCIAL INSTRUMENTS ISSUED AND ASSUMED IN TRANSACTIONS
NOTE 3 – FINANCIAL INSTRUMENTS ISSUED AND ASSUMED IN TRANSACTIONS

a.	Underwriters Promissory Note

Prior to the Closing, Moringa reached agreement with EarlyBird Capital, Inc. (“EarlyBird”), which served as the underwriter for Moringa’s IPO, on the reduction, to $1,600, in the aggregate, of the fee payable to EarlyBird under the Marketing Agreement entered into by Moringa with EarlyBird at the time of Moringa’s initial public offering (“IPO”). At the Closing, Moringa paid $350 of cash to EarlyBird from its trust account and New Silexion issued to EarlyBird a convertible promissory note, due December 31, 2025, in an amount of $1,250 to be paid by New Silexion to EarlyBird in cash or, at the election of EarlyBird upon maturity, via conversion of outstanding amounts into ordinary shares of New Silexion (the “Underwriters Promissory Note”).

The Underwriters Promissory Note bears interest at a rate of 6% per annum and matures on December 31, 2025. If not repaid on or prior to that maturity date or such earlier date as to which the repayment obligation may be accelerated under the note, or not converted by EarlyBird upon maturity into ordinary shares of New Silexion in accordance with the terms thereof, the rate of interest applicable to the unpaid principal amount would be adjusted to 15% per annum. New Silexion is required to make mandatory prepayments on the note in amounts equal to 10% of the gross proceeds received by New Silexion from any equity financing consummated by it prior to the maturity date.

New Silexion is entitled to voluntarily prepay, in cash, any additional part of, or all of, the principal and accrued interest, in one or more installments without penalty, prior to the maturity date.

EarlyBird, in turn, may elect, at its sole discretion, on the maturity date, to convert all or part of the then outstanding principal and/or accrued interest under the Underwriters Promissory Note into New Silexion ordinary shares, at a per share conversion price equal to 95% of the volume weighted average price of a New Silexion ordinary share for the five trading days immediately prior to (but not including) the maturity date of the Underwriters Promissory Note .

As of December 31, 2024, the Company has repaid $250 of the principal amount of the Underwriters Promissory Note as required in connection with its equity financing activities under the ELOC Agreement; see Note 3(d). As of the date these financial statements were authorized for issuance, the Company repaid $808 of the Underwriters Promissory Note plus $15 for EarlyBird’s legal expenses, in respect of the Note Conversion Inducement Agreement, followed by a final payment of $136 for the retirement of the Underwriters Promissory Note. See Note 16(c).

b.	Sponsor/Related Party Promissory Note

Effective as of the Closing, New Silexion issued to the Sponsor in replacement in their entirety of all previously existing promissory notes issued by Moringa to the Sponsor from its IPO until the Closing, an amended and restated promissory note (the “Related Party Promissory Note”, and, together with the Underwriters Promissory Note, the “Promissory Notes”) in an amount of $3,433. This reflected the total amount owed by Moringa to the Sponsor through the Closing Date. The maturity date of the Related Party Promissory Note is the 30-month anniversary of the Closing Date (i.e., February 15, 2027). Amounts outstanding under the Related Party Promissory Note may be repaid (unless otherwise decided by New Silexion) only by way of conversion into New Silexion ordinary shares (“Note Shares”). New Silexion and the Sponsor may also convert amounts outstanding under the Related Party Promissory Note at the price per share at which New Silexion conducts an equity financing following the Closing, subject to a minimum conversion amount of $100, in an amount of Note Shares constituting up to thirty percent (30%) of the number of New Silexion ordinary shares issued and sold by New Silexion in such equity financing. The Sponsor may also elect to convert amounts of principal outstanding under the note into New Silexion ordinary shares at any time following the 24-month anniversary of the Closing Date, subject to a minimum conversion of $10, at a price per share equal to the volume weighted average price of the New Silexion ordinary shares on the principal market on which they are traded during the 20 consecutive trading days prior to the conversion date.

As of the date of these financial statements, neither the Company nor the Sponsor has converted into New Silexion ordinary shares, and the Company has not prepaid, any principal amounts under the Related Party Promissory Note.

c.	PIPE Financing

In connection with, and immediately prior to the Closing of the Transactions, Moringa raised $2,000 via a private investment in public entity financing (the “PIPE Financing”), whereby Moringa sold to Greenstar, LP, an affiliate of the Moringa Sponsor (the “PIPE Investor”), 22,223 newly issued Moringa ordinary shares at a price of $90.00 per share, pursuant to a subscription agreement, dated as of August 15, 2024, by and among Moringa, New Silexion and the PIPE Investor (the “PIPE Agreement”). Those 22,223 shares are automatically converted upon the Closing of the Transactions into an equivalent number of New Silexion ordinary shares (the “PIPE Shares”).

d.	ELOC Financing

In connection with the Closing, New Silexion entered into an ordinary share purchase agreement, effective as of the Closing Date (the “ELOC Agreement”), for an equity line of credit (the “ELOC”) with White Lion Capital, LLC (the “ELOC Investor”), whereby New Silexion will be able to request to sell to the ELOC Investor, and the ELOC Investor will be required to purchase, via private placement transactions, up to $15,000 of New Silexion ordinary shares from time to time after the Closing, up until December 31, 2025 (unless the agreement is terminated sooner), subject to certain limitations and conditions as described therein. The number of New Silexion ordinary shares that New Silexion may require the ELOC Investor to purchase in any single sales notice will depend on a number of factors, including the type of purchase notice that New Silexion delivers. Similarly, the purchase price to be paid by the ELOC Investor for any shares that New Silexion requires it to purchase will depend on the type of sales notice that New Silexion delivers.

Purchase price is determined with reference to either the lowest daily volume-weighted average price of the Company’s ordinary shares during a period of three consecutive business days beginning on the notice date, multiplied by 0.97, or by the lowest traded price of the Company’s ordinary shares on the notice date.

Pursuant to the ELOC Agreement, New Silexion agreed, among other things, that if New Silexion’s sales to the ELOC Investor under the ELOC exceed 19.99% of New Silexion’s total number of ordinary shares outstanding, New Silexion will seek the approval of its shareholders for the issuance of any New Silexion ordinary shares under the ELOC in excess of that amount, in accordance with the Nasdaq Listing Rules, subject to certain exceptions based on the price of the New Silexion ordinary shares to be sold in excess of that limit.

In consideration for the commitments of the ELOC Investor, New Silexion agreed to issue to the ELOC Investor an aggregate of $337.5 of New Silexion ordinary shares (the “ELOC Commitment Shares”). On September 18, 2024 the Company issued 40,602 ordinary shares to the ELOC Investor as the ELOC Commitment Shares. Issuance expenses amounted to $52.

During the year ended December 31, 2024, the Company sold 723,111 ordinary shares under the ELOC at an average price of $4.22 per share, net of fees of approximately $20. The net proceeds from those sales were $3,054. For further information see Note 12.

e.	SPAC Warrants

On the Closing Date, Moringa, New Silexion and Continental Stock Transfer & Trust Company (“CST”) entered into a certain Assignment, Assumption and Amendment Agreement (the “New Warrant Agreement”). The New Warrant Agreement amended Moringa’s Warrant Agreement, dated as of February 19, 2021, to provide for the assignment by Moringa of all its rights, title and interest in the warrants of Moringa to New Silexion.

Upon Closing, New Silexion assumed 638,889 warrants sold by Moringa in its IPO (“Public Warrants”) and 21,112 warrants sold by Moringa to the Sponsor and EarlyBird concurrently with its IPO (the “Private Warrants”, and together with the Public Warrants, the “Warrants”). Each such Warrant entitles the holder thereof to purchase one ordinary share of New Silexion at a price of $103.5 per share, subject to adjustment. No fractional shares will be issued upon exercise of the Warrants. Each Warrant became exercisable 30 days after the Closing and will expire five years after the Closing Date or earlier upon liquidation of the Company.

Once the Public Warrants became exercisable, the Company is permitted to redeem them in whole and not in part at a price of $0.01 per Warrant upon a minimum of 30 days’ prior written notice of redemption, if and only if the last reported sale price of the Company’s ordinary shares equals or exceeds $162.00 per share (as adjusted) for any 20 trading days within any 30-trading day period, beginning on the 30th day after the Closing and ending on the third trading day prior to the date on which the Company sends a notice of redemption to the Public Warrant holders. Following the Closing through December 31, 2024, the Company’s ordinary shares have not yet traded at the requisite price so as to enable the Company to redeem any Public Warrants.

The Private Warrants are identical to the Public Warrants except that, for so long as they are held by the Sponsor, EarlyBird or their respective affiliates, the Private Warrants: (1) are not redeemable by the Company;

(2) could not (subject to certain limited exceptions), be transferred, assigned or sold by the holders thereof until 30 days after the Closing; (3) may be exercised by the holders thereof on a cashless basis; and (4) are entitled to registration rights.

The Company recognized a net liability in respect of the Private Warrants, measured at fair value through profit or loss, from the Transactions (see also Note 2k). As such, transaction costs related to the Transactions were expensed as incurred. Public Warrants meet the criteria for equity classification and are recognized as equity.